Vanguard Short-Term Federal Fund

Supplement Dated September 3, 2026, to the Prospectus and Summary Prospectus Dated May 28, 2026

Important Change to Vanguard Short-Term Federal Fund

Fund Name Change

As previously announced, effective today, Vanguard Short-Term Federal Fund (the “Fund”) has changed its name to Vanguard Short-Term Government Securities Active Fund.

All references to the Fund are replaced with Vanguard Short-Term Government Securities Active Fund.

The Fund’s investment objective, principal investment strategies, and polices will remain unchanged.

© 2026 The Vanguard Group, Inc. All rights reserved.	PS 028D 092026
Vanguard Marketing Corporation, Distributor.

Vanguard Fixed Income Securities Fund

Supplement Dated September 3, 2026, to the Statement of Additional Information Dated May 28, 2026

Important Changes to Vanguard Short-Term Federal Fund

Fund Name Change

As previously announced, effective today, Vanguard Short-Term Federal Fund has changed its name to Vanguard Short-Term Government Securities Active Fund.

All references to Vanguard Short-Term Federal Fund are replaced with Vanguard Short-Term Government Securities Active Fund.

The Fund’s investment objective, principal investment strategies, and polices will remain unchanged.

© 2026 The Vanguard Group, Inc. All rights reserved.	SAI 028D 092026
Vanguard Marketing Corporation, Distributor.